Equity-Accounted Investments (Details) - USD ($)		9 Months Ended
	Jan. 31, 2018	Sep. 30, 2018	Dec. 31, 2017
Exmar LPG BVBA
Investments in and Advances to Affiliates [Line Items]
Advances to equity accounted joint venture partner		$ 47,300,000	$ 52,300,000
Ownership percentage		50.00%
Interest receivable on advances to equity accounted joint ventures		$ 0	200,000
Exmar LPG BVBA | LIBOR
Investments in and Advances to Affiliates [Line Items]
Variable interest rate on debt		0.50%
Exmar LPG BVBA | Exmar
Investments in and Advances to Affiliates [Line Items]
Ownership percentage		50.00%
Bahrain LNG Joint Venture
Investments in and Advances to Affiliates [Line Items]
Advances to equity accounted joint venture partner		$ 79,100,000	79,100,000
Interest receivable on advances to equity accounted joint ventures			100,000
Bahrain LNG Joint Venture | LIBOR
Investments in and Advances to Affiliates [Line Items]
Variable interest rate on debt		1.25%
Angola LNG Project
Investments in and Advances to Affiliates [Line Items]
Advances to equity accounted joint venture partner		$ 800,000	0
Ownership percentage		33.00%
Interest receivable on advances to equity accounted joint ventures		$ 0	$ 0
Angola LNG Project | LIBOR
Investments in and Advances to Affiliates [Line Items]
Variable interest rate on debt		1.00%
Excelsior Joint Venture
Investments in and Advances to Affiliates [Line Items]
Ownership percentage	50.00%
Proceeds from sale of equity-accounted joint venture (note 6c)	$ 54,000,000
Gain (loss) on sale of equity investments		$ 5,600,000